SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) (Parenthetical) - USD ($)		6 Months Ended
	Dec. 15, 2022	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Impairment loss		$ 504,693	$ 1,827,373
Asset Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration payable	$ 5,980,000
Market value of asset	$ 5,980,000